Fair Value Measurements and Hedging - Fair value on a nonrecurring basis (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment loss	$ 3,411	$ 17,784	$ 0
Fair Value Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment loss	3,411	17,784
Fair Value Measurements, Nonrecurring | Vessels, net
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment loss	3,411	16,178
Fair Value Measurements, Nonrecurring | Held for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment loss		1,606
Fair Value Measurements, Nonrecurring | Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, plant and equipment, Fair value	24,475	20,842
Fair Value Measurements, Nonrecurring | Significant Other Observable Inputs (Level 2) | Vessels, net
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, plant and equipment, Fair value	$ 24,475	14,893
Fair Value Measurements, Nonrecurring | Significant Other Observable Inputs (Level 2) | Held for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, plant and equipment, Fair value		$ 5,949